Other revenue (Detail) (Parenthetical) - USD ($) $ in Millions		2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2022	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Revenues		$ 169	$ 269	$ 222	$ 615	$ 632	$ 907	$ 961	$ 1,254
Sonadrill
Variable Interest Entity [Line Items]
Revenues	$ 25